LONG-TERM BANK LOAN (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Maturities Of Long Term Debt [Line Items]
2013	$ 0	$ 646
2014	199	160
2015	216	174
2016	174	138
2017	60	25
2018	3	0
Total	$ 652	$ 1,143